[DECHERT LETTERHEAD]

February 27, 2002


VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re: ING Funds Trust
         (File No. 333-76236)

Ladies and Gentlemen:

     On behalf of the above-captioned registrant (the "Registrant"), we hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended ("1933 Act"), that (i) the form of Prospectus and Proxy Statement that the Registrant would have filed pursuant to Rule 497(b) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14, which was filed on February 20, 2002, and (ii) the text of the Registrant's Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14 was filed electronically on February 20, 2002 (Accession No. 0000950147-02-000306).

     If you have any questions concerning this filing, please do not hesitate to contact the undersigned at (202) 261-3321.


Sincerely,

/s/ Christopher D. Christian

Christopher D. Christian